Intangible assets, net (Schedule of Future Amortization of Intangible Assets) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Intangible assets, net [Abstract]
Amortization expenses	$ 608,741	3,826,243	3,826,243	3,826,243
2013		3,826,243
2014		3,826,243
2015		3,826,243
2016		1,996,285
Total	$ 2,143,825	13,475,014	17,301,257